AS FILED WITH THE U.S. SECURITIES AND EXCHANGE COMMISSION ON SEPTEMBER 4, 2025

1933 Act Registration File No.: 333-264478
1940 Act File No.: 811-23793

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post Effective Amendment No. 417	☒
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 420	☒

TIDAL TRUST II
(Exact Name of Registrant as Specified in Charter)

c/o Tidal ETF Services LLC
234 West Florida Street, Suite 203
Milwaukee, Wisconsin 53204
(Address of Principal Executive Offices, Zip Code)

(Registrant’s Telephone Number, including Area Code) (855) 843-2534

The Corporation Trust Company
1209 Orange Street
Corporation Trust Center
Wilmington, DE 19801
(Name and Address of Agent for Service)

Copies to:

Eric W. Falkeis Tidal ETF Services LLC 234 West Florida Street, Suite 203 Milwaukee, Wisconsin 53204	Domenick Pugliese Sullivan & Worcester LLP 1251 Avenue of the Americas, 19th Floor New York, NY 10020

Approximate date of proposed public offering: As soon as practicable after the effective date of this registration statement.

It is proposed that this filing will become effective (check appropriate box):

☐	immediately upon filing pursuant to paragraph (b)
☒	on September 19, 2025, pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of rule 485

If appropriate, check the following box:

☒	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

Designation of New Effective Date for Previously Filed Amendment

Post-Effective Amendment No. 332 (the “Amendment”) was filed pursuant to Rule 485(a)(2) under the Securities Act of 1933 on March 26, 2025, and pursuant to Rule 485(a)(2) would have become effective on June 9, 2025.

Post-Effective Amendment No. 361 was filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating June 17, 2025, as the new date upon which the Amendment would have become effective.

Post-Effective Amendment No. 364 was filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating June 24, 2025, as the new date upon which the Amendment would have become effective.

Post-Effective Amendment No. 367 was filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating July 1, 2025, as the new date upon which the Amendment would have become effective.

Post-Effective Amendment No. 373 was filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating July 11, 2025, as the new date upon which the Amendment would have become effective.

Post-Effective Amendment No. 378 was filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating July 31, 2025, as the new date upon which the Amendment would have become effective.

Post-Effective Amendment No. 389 was filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating August 8, 2025, as the new date upon which the Amendment would have become effective.

Post-Effective Amendment No. 392 was filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating August 12, 2025, as the new date upon which the Amendment would have become effective.

Post-Effective Amendment No. 395 was filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating August 19, 2025, as the new date upon which the Amendment would have become effective.

Post-Effective Amendment No. 401 was filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating August 27, 2025, as the new date upon which the Amendment would have become effective.

Post-Effective Amendment No. 409 was filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating September 5, 2025, as the new date upon which the Amendment would have become effective.

This Post-Effective Amendment No. 417 is being filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating September 19, 2025, as the new date upon which the Amendment shall become effective.

This Post-Effective Amendment No. 417 incorporates by reference the information contained in Parts A, B, and C of the Amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, (the “Securities Act”) and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment No. 417 to its Registration Statement on Form N-1A under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 417 to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Milwaukee, State of Wisconsin, on September 4, 2025.

Tidal Trust II

By:	/s/ Eric W. Falkeis
Eric W. Falkeis Principal Executive Officer

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment No. 417 to its Registration Statement has been signed below by the following persons in the capacities indicated on September 4, 2025.

Signature	Title

/s/ Eric W. Falkeis	Principal Executive Officer
Eric W. Falkeis

/s/ Dave Norris*	Trustee
David Norris

/s/ Michelle McDonough*	Trustee
Michelle McDonough

/s/ Javier Marquina*	Trustee
Javier Marquina

/s/ Aaron Perkovich	Treasurer (principal financial officer and principal accounting officer)
Aaron Perkovich

*By:	/s/ Eric W. Falkeis
Eric W. Falkeis, Attorney in Fact By Power of Attorney